Segmentation of key figures - Net sales by segment and Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,482	$ 2,402	$ 4,926	$ 4,735
Other revenues	14	20	29	39
Net sales and other revenues	2,496	2,422	4,955	4,774
Total segment contribution	583	581	1,227	1,161
Amortization of intangible assets	(184)	(187)	(367)	(377)
Impairment charges on intangible assets	(9)	0	(9)	0
General & administration (corporate)	(73)	(74)	(148)	(142)
Transformation costs	0	(26)	0	(52)
Integration related costs	0	(8)	0	(14)
Other	1	(16)	(17)	(38)
Operating income	318	270	686	538
Interest expense	(50)	(48)	(95)	(95)
Other financial income & expense	12	(9)	24	(17)
Income before taxes	280	213	615	426
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	1,423	1,382	2,761	2,686
Total segment contribution	403	407	789	788
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	464	437	897	864
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	736	714	1,422	1,370
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	223	231	442	452
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	1,059	1,020	2,165	2,049
Total segment contribution	180	174	438	373
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	636	594	1,307	1,209
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 423	$ 426	$ 858	$ 840